Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies
Schedule of interests in direct and indirect subsidiaries

Entity	Company’s Ownership Interest (1)	Business Segment (2)

Grupo Telesistema, S.A. de C.V. and subsidiaries	100%	Content and Other Businesses
Televisa, S.A. de C.V. (“Televisa”) (3)	100%	Content
G.Televisa-D, S.A. de C.V. (3)	100%	Content
Multimedia Telecom, S.A. de C.V. (“Multimedia Telecom”) and subsidiary (4)	100%	Content
Innova, S. de R.L. de C.V. (“Innova”) and subsidiaries (collectively, “Sky”) (5)	58.7%	Sky
Corporativo Vasco de Quiroga, S.A. de C.V. (“CVQ”) and subsidiaries (6)	100%	Cable and Sky
Empresas Cablevisión, S.A.B. de C.V. and subsidiaries (collectively, “Empresas Cablevisión”) (7)	51%	Cable
Subsidiaries engaged in the Cablemás business (collectively, “Cablemás”) (8)	100%	Cable
Televisión Internacional, S.A. de C.V. and subsidiaries (collectively, “TVI”) (9)	100%	Cable
Cablestar, S.A. de C.V. and subsidiaries (collectively, “Bestel”) (10)	66.1%	Cable
Arretis, S.A.P.I. de C.V. and subsidiaries (collectively, “Cablecom”) (11)	100%	Cable
Subsidiaries engaged in the Telecable business (collectively, “Telecable”) (12)	100%	Cable
Editorial Televisa, S.A. de C.V. and subsidiaries	100%	Other Businesses
Grupo Distribuidoras Intermex, S.A. de C.V. and subsidiaries	100%	Other Businesses
Sistema Radiópolis, S.A. de C.V. (“Radiópolis”) and subsidiaries (13)	50%	Other Businesses
Televisa Juegos, S.A. de C.V. and subsidiaries	100%	Other Businesses
Villacezán, S.A. de C.V. (“Villacezán”) and subsidiaries (14)	100%	Other Businesses

(1)	Percentage of equity interest directly or indirectly held by the Company.

(2)	See Note 25 for a description of each of the Group’s business segments.

(3)	Televisa and G.Televisa-D, S.A. de C.V. are direct subsidiaries of Grupo Telesistema, S.A. de C.V.

(4)

Multimedia Telecom and its direct subsidiary, Comunicaciones Tieren, S.A. de C.V. (“Tieren”), are wholly-owned subsidiaries of the Company through which it owns shares of the capital stock of UHI and maintains an investment in Warrants that are exercisable for shares of common stock of UHI. As of December 31, 2017 and 2016, Multimedia Telecom and Tieren have investments representing 95.3% and 4.7%, respectively, of the Group’s aggregate investment in shares of common stock and Warrants issued by UHI (see Notes 9, 10 and 19).

(5)

Innova is an indirect majority-owned subsidiary of the Company and a direct majority-owned subsidiary of Innova Holdings, S. de R.L. de C.V. (“Innova Holdings”). Sky is a satellite television provider in Mexico, Central America and the Dominican Republic. Although the Company holds a majority of Innova’s equity and designates a majority of the members of Innova’s Board of Directors, the non-controlling interest has certain governance and veto rights in Innova, including the right to block certain transactions between the companies in the Group and Sky. These veto rights are protective in nature and do not affect decisions about relevant business activities of Innova.

(6)

CVQ is a direct subsidiary of the Company and the parent company of Empresas Cablevisión, Cablemás, TVI, Bestel, Cablecom, Telecable and Innova. In September 2016, Factum Más Telecom, S.A. de C.V., a former direct subsidiary of the Company and the parent company of Innova Holdings and Innova was merged into CVQ. At the consolidated level, this merger had no effect (see Note 3).

(7)

Empresas Cablevisión, S.A.B. de C.V. is a direct majority-owned subsidiary of CVQ. Through April 2015, Empresas Cablevisión, S.A.B. de C.V. was directly owned by Editora Factum, S.A. de C.V., a direct subsidiary of the Company that was merged into CVQ in May 2015. At the consolidated level, the merger had no effect.

(8)

The Cablemás subsidiaries are directly and indirectly owned by CVQ. In January 2015, some Cablemás subsidiaries were directly owned by the Company, and some other subsidiaries were directly owned by TTelecom H, S.A.P.I. de C.V. (“TTelecom”), a former direct subsidiary of the Company, which was merged into CVQ in July 2015. The Cablemás subsidiaries directly owned by the Company were acquired by a direct subsidiary of CVQ in the second half of 2015. In June 2016, three former subsidiaries of Grupo Cable TV, S.A. de C.V. were merged into a Cablemás subsidiary. At the consolidated level, the mergers had no effect.

(9)

Televisión Internacional, S.A. de C.V. is a direct subsidiary of CVQ. Through February 2016, the Company had a 50% ownership interest in TVI, and consolidated this subsidiary because it appointed the majority of the members of the Board of Directors of TVI. In March 2016, the Company acquired the remaining 50% non-controlling interest in TVI (see Note 3).

(10)	Cablestar, S.A. de C.V. is an indirect majority-owned subsidiary of CVQ and Empresas Cablevisión, S.A.B. de C.V.

(11)

Through the third quarter of 2016, Grupo Cable TV, S.A. de C.V. (“Grupo Cable TV”) was an indirect subsidiary of CVQ. In June 2016, three former subsidiaries of Grupo Cable TV were merged into a Cablemás subsidiary. In the fourth quarter of 2016, Grupo Cable TV merged into Arretis, S.A.P.I. de C.V., a direct subsidiary of CVQ. At the consolidated level, the mergers had no effect.

(12)

The Telecable subsidiaries are directly owned by CVQ as a result of the merger of TTelecom into CVQ in July 2015. TTelecom was a wholly-owned subsidiary of the Company through which the Company acquired Telecable in January 2015 (see Note 3).

(13)	Radiópolis is a direct subsidiary of the Company. The Company controls Radiópolis as it has the right to appoint the majority of the members of the Board of Directors of Radiópolis.

(14)

Villacezán is an indirect subsidiary of Grupo Telesistema, S.A. de C.V. Certain subsidiaries of the Company in the Other Businesses segment, owned by TTelecom, were acquired by Villacezán in the third quarter of 2015, following the merger described above of TTelecom into CVQ.

Schedule of expiration dates of the Group's concessions and permits

Segments	Expiration Dates
Content (broadcasting concessions)	In 2021
Sky	Various from 2018 to 2027
Cable	Various from 2018 to 2046
Other Businesses:
Radio (1)	Various from 2019 to 2037
Gaming	In 2030

(1)

Concessions for six Radio stations in the cities of San Luis Potosí, Guadalajara and Monterrey expired in 2015 and 2016, and were renewed in 2017 by the IFT. Concessions for nine Radio stations in the cities of Mexico City, Guadalajara and Veracruz expired in 2016, and were renewed by the IFT that year. The costs paid by the Group for renewal of these concessions in 2017 and 2016 amounted to an aggregate of Ps.37,848 and Ps.111,636, respectively. In addition, IFT granted in 2017 two new concessions to the Group in Ensenada and Puerto Vallarta. The cost paid by the Group for obtaining these concessions amounted to an aggregate of Ps.$85,486. The amounts for renewal and obtaining new concessions were recognized in consolidated other intangible assets, and will be amortized in a period of 20 years by using the straight-line method (see Note 12).

Schedule of property, plant and equipment, estimated useful lives

Estimated useful lives
Buildings	20-65 years
Building improvements	5-20 years
Technical equipment	3-30 years
Satellite transponders	15 years
Furniture and fixtures	3-15 years
Transportation equipment	4-8 years
Computer equipment	3-6 years
Leasehold improvements	5-30 years

Schedule of intangible assets, estimated useful lives
Estimated useful lives
Trademarks	4 years
Licenses	3-14 years
Subscriber lists	4-10 years
Other intangible assets	3-20 years

Schedule of potential impact of new or amended standards

New or Amended Standard	Title of the Standard	Effective for Annual Periods Beginning On or After
Amendments to IFRS 10 and IAS 28 (1)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Postponed
IFRS 15	Revenue from Contracts with Customers	January 1, 2018
Amendments to IFRS 15	Effective Date of IFRS 15	January 1, 2018
Amendments to IFRS 15	Clarifications to IFRS 15 Revenue from Contracts with Customers	January 1, 2018
IFRS 9	Financial Instruments	January 1, 2018
Amendments to IAS 40 (2)	Transfers of Investment Property	January 1, 2018
IFRIC 22 (1)	Foreign Currency Transactions and Advance Consideration	January 1, 2018
Amendments to IFRS 2 (1)	Classification and Measurement of Share-based Payment Transactions	January 1, 2018
IFRS 16	Leases	January 1, 2019
Amendments to IFRS 4 (2)	Applying IFRS 9 Financial Instruments with IFRS 4 Insurance Contracts	No earlier than 2020
IFRS 17 (2)	Insurance Contracts	January 1, 2021
IFRIC 23 (1)	Uncertainty over Income Tax Treatments	January 1, 2019
Practice Statement 2	Making Materiality Judgements	September 14, 2017
Annual Improvements (1)	Annual Improvements to IFRS Standards 2015-2017 Cycle	January 1, 2019
Amendments to IAS 28 (1)	Long-term Interests in Associates and Joint Ventures	January 1, 2019
Amendments to IFRS 9 (1)	Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 19 (1)	Plan Amendment, Curtailment or Settlement	January 1, 2019

(1)	This new or amended standard is not expected to have a significant impact on the Group’s consolidated financial statements.

(2)	This new or amended standard is not expected to be applicable to the Group’s consolidated financial statements.

Standard	Subject of Amendment
IFRS 3 Business Combinations	Previously held interest in a joint operation.
IFRS 11 Joint Arrangements	Previously held interest in a joint operation.
IAS 12 Income Taxes	Income tax consequences of payments on financial instruments classified as equity.
IAS 23 Borrowing Costs	Borrowing costs eligible for capitalization.